Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,660,261)	$ (22,439,346)	$ (23,704,727)	$ (2,024,464)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	30,482	25,725	57,628	55,587
Issuance of restricted common stock, options and warrants and preferred stock for services	747,920	733,674	1,592,485	816,131
Issuance of common stock for debt refinancing	25,600
Issuance of restricted common stock for contract penalty	50,000	125,867	300,000
Provision for loss on debt and liability conversion		26,961	19,771,086
Amortization of prepaid expenses purchased with equity		27,500	27,500	32,500
Amortization of prepaid expenses via common stock	26,275
Write-off of abandoned patent				9,855
Forgiveness of debt income				(2,685)
Loss on conversion of debt to stock				159,050
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	(31,146)		4,200	(4,200)
(Increase) in inventory	(109,127)	(45,681)	(246,762)	(87,997)
(Increase) decrease in other assets	(28,982)	(5,407)	(5,284)	12,790
Increase in deferred revenue and deposits	(246,247)	46,700	150,811	122,525
(Decrease) in provision for contract loss				(5,036)
Increase in accounts payable and accrued expenses	206,537	166,465	142,808	57,449
Decrease in factored receivables	(43,169)
(Decrease) Increase in warranty provision			(2,140)	2,324
Increase in accounts payable and accrued expenses-related parties	123,068	143,346	314,503	339,831
Net cash used by operating activities	(1,023,676)	(772,352)	(1,562,803)	(956,637)
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures incurred for patents, trademarks and copyrights	(4,546)	(82,222)	(71,381)	(85,968)
Expenditures incurred for property and equipment	(56,282)	(7,941)	(45,356)	(31,184)
Net cash used by investing activities	(60,828)	(90,163)	(116,737)	(117,152)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Series A Preferred treasury stock		40,000	40,000
Increase in loans-net			40,225	5,000
Sale of equity in subsidiary for cash				50,000
Payment of capitalized leases	(423)	(5,862)	(5,963)	(9,067)
Proceeds from debt	485,000
Proceeds from collection of preferred stock subscription receivables			6,000
Proceeds from sale of common stock	488,000	940,296	1,487,778	163,578
Proceeds from sale of preferred stock		192,735	192,735	720,600
(Decrease) Increase in related party notes and loans payable	58,156	2,753	(21,306)	121,677
Net cash provided by financing activities	1,030,733	1,169,922	1,739,469	1,051,788
Net increase (decrease) in cash	(53,771)	307,407	59,929	(22,001)
Cash, beginning of year	66,486	6,557	6,557	28,558
Cash, end of year	12,715	313,964	66,486	6,557
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Payment of interest in cash	5,398	654	2,735	2,955
NON CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of 8,000 shares of Series A Preferred treasury stock via note payable		40,000	40,000
Issuance of 602,413 shares of Common stock for prepaid interest and debt commission	108,592
Issuance of 2,000,000 shares of Common stock for cashless warrant exercise	380,000
Issuance of 1,500,000 shares of Common stock pursuant to purchase of Advent Power Systems Inc.	330,000
Issuance of 125,000 shares of Common stock for liability acquired from Advent Power Systems Inc.	27,500
Conversion of debt to common and preferred stock				289,610
Conversion of debt by selling 5% of consolidated subsidiary equity				30,000
Conversion of debt and liabilities by issuing 213,975 shares of common stock			39,804
Warrant [Member]
Adjustments to reconcile net loss to net cash used by operating activities:
Loss (income) from derivative liability	(114,626)	650,758	35,089	(106,616)
Series A Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used by operating activities:
Loss (income) from derivative liability		$ 19,771,086	$ 19,771,086	$ (333,681)